Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	NAVIOS MARITIME HOLDINGS INC.
Entity Central Index Key	0001333172
Entity Address, Address Line One	Strathvale House, 90 N Church Street
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104